Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation.
Schedule of restricted shares

	Number of restricted	Weighted-Average
	shares	Grant-Date Fair Value
		US$
Outstanding as of December 31, 2018	11,489,258	1.595
Granted	11,527,950	1.440
Forfeit	(733,764)	1.593
Vested	(13,070,570)	1.623
Outstanding as of December 31, 2019	9,212,874	1.364
Granted	3,890,000	0.382
Forfeit	(3,186,301)	1.587
Vested	(2,998,978)	1.406
Outstanding as of December 31, 2020	6,917,595	0.692
Granted	1,390,000	0.154
Forfeit	(249,500)	1.303
Vested	(2,023,845)	0.738
Outstanding as of December 31, 2021	6,034,250	0.527